Expense Example {- Franklin California Intermediate-Term Tax-Free Income Fund} - Franklin California Tax-Free Trust-24 - Franklin California Intermediate-Term Tax-Free Income Fund	Nov. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 299
3 years	471
5 years	658
10 years	1,198
Class A1
Expense Example:
1 year	284
3 years	425
5 years	578
10 years	1,022
Class C
Expense Example:
1 year	216
3 years	377
5 years	658
10 years	1,460
Class R6
Expense Example:
1 year	46
3 years	162
5 years	288
10 years	657
Advisor Class
Expense Example:
1 year	50
3 years	172
5 years	306
10 years	$ 695